Commitments and Contingencies	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies
7.	Commitments and Contingencies

The Company occupies office space in London with a lease commencing in March 2012, for a period of ten years, with a mutual break clause after five years, and is paying approximately $515,000 (£321,850) per calendar year. The Company also occupies property in New York paying approximately $231,990 per year. The lease is for a period of five years ending June 30, 2017. The Company has chartered-in a vessel for a period ending in December 2014 at a fixed monthly rate commensurate with the market rate at the time of fixing the charter.

The Company entered into agreements on April 25, 2012, to purchase four 21,000 cubic meter, semi-refrigerated ethylene-capable liquefied gas carriers to be built at Jiangnan Shipyard in China for an aggregate price of approximately $200,000,000.

On July 18, 2013, the Company entered into agreements to construct one further 21,000 cubic meter semi-refrigerated ethylene-capable gas carrier and two 22,000 cubic meter semi-refrigerated liquefied gas carriers for a combined price of approximately $138,000,000, plus options to build two further 22,000 cubic meter semi-refrigerated liquefied gas carriers, at a construction price of $44,000,000. These options were subsequently exercised. These five vessels are scheduled to be delivered between March 2015 and March 2016.

On December 20, 2013, the Company entered into a contract to construct a 35,000 cubic meter semi-refrigerated ethane capable gas carrier at a purchase price of $77,400,000 at Jiangnan for delivery in April 2016 with an option to construct three further ethane-capable vessels for $78,400,000 each. This option was exercised in April 2014.

On June 20, 2014, Navigator Atlas, the first of the 21,000 cubic meter semi-refrigerated ethylene-capable gas carriers was delivered from Jiangnan shipyard in China. Three further newbuild vessels of the same size and class are scheduled for delivery during the year to December 2014.